7. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Tables
Future minimum lease payments
Fiscal year
2014	$15,153
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$224,910

Fiscal Year
2014	$60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$269,850